Label		Element	Value
Royce ISI Prospectus | Royce European Smaller-Companies Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0000709364_SupplementTextBlock

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares
Prospectus Dated May 1, 2015

Royce Financial Services Fund
(to be renamed Royce Global Financial Services Fund effective June 15, 2015)
Royce European Smaller-Companies Fund
(to be renamed Royce European Small-Cap Fund effective June 15, 2015)
Royce Global Value Fund
Royce International Smaller-Companies Fund
(to be renamed Royce International Small-Cap Fund effective June 15, 2015)

 Royce International Micro-Cap Fund
Royce International Premier Fund

The Board of Trustees of The Royce Fund recently approved:

•	name and related investment policy changes for each of Royce Financial Services Fund, Royce European Smaller-Companies Fund, and Royce International Smaller-Companies Fund, such changes to become effective as of June 15, 2015; and
•	contractual investment advisory fee rate reductions for each of Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund, such fee rate reductions to become effective as of July 1, 2015.

The operations of the above-listed Funds will not change except as specifically described below.

II. Royce European Smaller-Companies Fund

Royce European Smaller-Companies Fund will be renamed Royce European Small-Cap Fund, effective June 15, 2015.

Risk/Return [Heading]		rr_RiskReturnHeading	Royce European Smaller-Companies Fund
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	Effective July 1, 2015, the annual fund operating expense table and the expense example for the Fund are deleted in their entirety and replaced with the following:
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The information above has been revised to reflect the Fund’s revised contractual investment advisory fee rate.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Effective June 15, 2015, the first and second paragraphs in this section are deleted in their entirety and replaced with the following:

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies headquartered in Europe with stock market capitalizations up to $3 billion. Royce invests the Fund’s assets in companies trading below its estimate of their current worth that also have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies that are headquartered in Europe with market capitalizations up to $3 billion at the time of investment. From time to time, a substantial portion of the Fund’s assets may be invested in European companies headquartered in a single country. No more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries.” Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Normally, the Fund invests at least 80% of its net assets in equity securities of companies that are headquartered in Europe with market capitalizations up to $3 billion at the time of investment. From time to time, a substantial portion of the Fund’s assets may be invested in European companies headquartered in a single country. No more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries.” Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (as defined in the Fund’s Statement of Additional Information).
Risk [Heading]		rr_RiskHeading	Primary Risks for Fund Investors
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Effective June 15, 2015, the first sentence of the third paragraph in this section is deleted in its entirety and replaced with the following:

The prices of equity securities of companies with market capitalizations up to $3 billion are generally more volatile and their markets are less liquid relative to larger-cap securities.

Royce ISI Prospectus | Royce European Smaller-Companies Fund | Investment Class
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1]	rr_OtherExpensesOverAssets	1.88%
Total annual Fund operating expenses	[1]	rr_ExpensesOverAssets	2.98%
Fee waivers and/or expense reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(1.69%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	504
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,014
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Service Class
Risk/Return:		rr_RiskReturnAbstract
Management fees	[1]	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1]	rr_OtherExpensesOverAssets	0.61%
Total annual Fund operating expenses	[1]	rr_ExpensesOverAssets	1.96%
Fee waivers and/or expense reimbursements	[1],[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	[1]	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,251

[1]	The information above has been revised to reflect the Fund's revised contractual investment advisory fee rate.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment and Service Classes' net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.29% and 1.54%, respectively, through April 30, 2016 and at or below 1.74% for the Investment Class through April 30, 2025.